SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of class of asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment -discontinued operations	3-5 years	5%
Motor vehicles - discontinued operations	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil

Summary key financial information of income by segment

	For the year ended December 31, 2024
	Bitcoin
	Mining Business	Total
Revenues	89,908,403	89,908,403
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	63,547,329	63,547,329
Cost of revenue - depreciations	11,539,783	11,539,783
Provision for credit losses	711,224	711,224
Loss from change in fair value of receivable for bitcoin collateral	3,417,442	3,417,442
Interest expense	93,276	93,276
Reportable segment income before income taxes	10,599,349	10,599,349
Reconciliations to income before income tax
General and administrative expense – staff cost	—	10,124,393
General and administrative expense – others	—	5,682,941
Interest income	—	(9,454,145)
Foreign exchange gain, net	—	125
Other income	—	(511,292)
Net income before income taxes from continuing operations	—	4,757,327

Summary key financial information of asset by segment

	As of December 31, 2024
	Bitcoin
	Mining Business	Total
Segment assets:
Current assets
Accounts receivable, net	1,645,518	1,645,518
Prepayments and other current assets, net of allowance	26,966,209	26,966,209
Receivable for bitcoin collateral, net	84,536,567	84,536,567
Non-current assets
Mining machines, net	242,806,713	242,806,713
Other non-current assets, net	44,621,402	44,621,402
Total segment assets	400,576,409	400,576,409

Reconciliations to total assets
Cash and cash equivalents	—	90,431,392
Short-term investments	—	40,051,450
Operating lease right-of-use assets, net	—	184,381
Property and equipment, net	—	65,460
TOTAL ASSETS OF CONTINUING OPERATIONS	—	531,309,092

Summary significant expense categories

	For the years ended
	December 31, 2022	December 31, 2023
General and administrative expense
Staff cost	22,256,765	5,527,744
Others	1,619,152	1,495,945
Total	23,875,917	7,023,689

Summary revenue data by geographic area

	For the year ended December 31, 2024
	Bitcoin
	Mining Business	Total
British Virgin Islands	89,908,403	89,908,403
Total	89,908,403	89,908,403

	As of December 31, 2024
	Bitcoin	Reconciled
	Mining Business	items	Total
Asia	37,289,109	249,841	37,538,950
North America	92,809,899	—	92,809,899
Africa	90,541,946	—	90,541,946
Others	22,165,759	—	22,165,759
Total	242,806,713	249,841	243,056,554